Loans Receivable (Details)		1 Months Ended		12 Months Ended
	Jan. 17, 2024 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2028 CNY (¥)	Jan. 14, 2025 CNY (¥)	Jan. 17, 2024 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loans Receivable [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss, Current	$ 273,999								¥ 2,000,000
Interest percentage										12.00%	12.00%
Repayment of Notes Receivable from Related Parties (in Yuan Renminbi) | ¥			¥ 3,000,000
Outstanding loans | $				$ 5,068,979	$ 5,213,379
Production cost | $				1,306,000
Interest of loans	1.00%
Maturity date	Jul. 16, 2024								Jul. 16, 2024
Financing receivable extended date	Jan. 16, 2026
Interest income | $				$ 880,044	$ 909,362	$ 540,842
Third Party Loan [Member]
Loans Receivable [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss, Current										$ 958,996	¥ 7,000,000	$ 410,998	¥ 3,000,000	$ 4,109,983	¥ 30,000,000
Interest Expense, Debt		$ 16,512	¥ 120,000
Subsequent Event [Member]
Loans Receivable [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss, Current | ¥								¥ 7,000,000
Loans Receivable [Member]
Loans Receivable [Line Items]
Interest of loans					1.50%
Forecast [Member]
Loans Receivable [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss, Current | ¥							¥ 30,000,000